Operating revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Passenger revenues
Fare revenues	$ 1,517,106	$ 1,650,287	$ 1,661,176
Other passenger revenues	1,492,593	1,473,237	1,078,251
Total	3,009,699	3,123,524	2,739,427
Non-passenger revenues
Other non-passenger revenues	111,551	115,424	92,977
Cargo	20,626	20,025	14,786
Total	3,141,876	3,258,973	2,847,190
Country of domicile [member] | Goods or services transferred at point in time [member]
Passenger revenues
Fare revenues	930,837	1,027,699	1,097,480
Other passenger revenues	902,312	901,331	695,602
Total	1,833,149	1,929,030	1,793,082
Non-passenger revenues
Other non-passenger revenues	110,691	114,318	92,088
Cargo	2,122	4,432	13,171
Total	1,945,962	2,047,780	1,898,341
Country of domicile [member] | Goods or services transferred over time [member]
Passenger revenues
Fare revenues
Other passenger revenues	10,587	12,964	11,403
Total	10,587	12,964	11,403
Non-passenger revenues
Other non-passenger revenues
Cargo
Total	10,587	12,964	11,403
Foreign countries [member] | Goods or services transferred at point in time [member]
Passenger revenues
Fare revenues	586,269	622,588	563,696
Other passenger revenues	572,923	551,075	365,243
Total	1,159,192	1,173,663	928,939
Non-passenger revenues
Other non-passenger revenues	860	1,106	889
Cargo	18,504	15,593	1,615
Total	1,178,556	1,190,362	931,443
Foreign countries [member] | Goods or services transferred over time [member]
Passenger revenues
Fare revenues
Other passenger revenues	6,771	7,867	6,003
Total	6,771	7,867	6,003
Non-passenger revenues
Other non-passenger revenues
Cargo
Total	$ 6,771	$ 7,867	$ 6,003